Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member] Cytovia Therapeutics Inc [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Cytovia Therapeutics Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings [Member] Cytovia Therapeutics Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Cytovia Therapeutics Inc [Member]	Wisconsin Fertility Institute [Member]	Total	Previously Reported [Member]
Balances, value at Dec. 31, 2020	$ 1	$ 964		$ (1)	$ 37,978,224			$ (32,236,082)				$ 5,743,106
Balance, shares at Dec. 31, 2020	1,200,000	9,639,268
Beginning balance, value at Dec. 31, 2020											$ (429,537)
Net income							(6,239,937)	(6,654,940)		(6,239,937)	2,307,320	(6,654,940)
Member capital distribution											(1,966,316)
Common stock issued to directors and employees		$ 5			360,148							360,153
Common stock issued to directors and employees, shares		49,806
Proceeds from the sale of common stock, net of fees and expenses		$ 124
Proceeds from the sale of common stock, net of fees and expenses, shares		1,240,737
Stock options issued to directors and employees as compensation					1,543,912							1,543,912
Common stock issued for services		$ 24			804,100							804,124
Common stock issued for services, shares		237,750
Proceeds from unit purchase option exercise		$ 8			246,270							246,278
Proceeds from unit purchase option exercise, shares		77,444
Conversion of notes payable and accrued interest		$ 47			1,493,741							1,493,788
Conversion of notes payable and accrued interest, shares		466,809
Proceeds from warrant exercise		$ 4			123,558							123,562
Proceeds from warrant exercise, shares		39,095
Cashless warrant exercise		$ 9			(9)
Cashless warrant exercise, shares		91,709
Cashless unit purchase option exercise		$ 8			(8)
Cashless unit purchase option exercise, shares		86,529
Balances, value at Dec. 31, 2021	$ 1	$ 60	$ 1,193	(1)	46,201,642	$ 46,200,509	(6,239,937)	(38,891,022)	$ (38,891,022)	(6,239,937)		7,310,680	$ 7,310,680
Balance, shares at Dec. 31, 2021	1,200,000	596,457	11,929,147
Ending balance, value at Dec. 31, 2021											(88,533)
Net income											828,448
Member capital distribution											(840,062)
Balances, value at Jun. 30, 2022		$ 60			47,823,240			(44,466,875)				3,356,425
Balance, shares at Jun. 30, 2022		606,514
Ending balance, value at Jun. 30, 2022											(100,147)
Balances, value at Dec. 31, 2021	$ 1	$ 60	$ 1,193	(1)	46,201,642	46,200,509	(6,239,937)	(38,891,022)	(38,891,022)	(6,239,937)		7,310,680	7,310,680
Balance, shares at Dec. 31, 2021	1,200,000	596,457	11,929,147
Beginning balance, value at Dec. 31, 2021											(88,533)
Net income								(8,125,476)				(8,125,476)
Common stock issued to directors and employees					408,027							408,027
Common stock issued to directors and employees, shares		4,360
Proceeds from the sale of common stock, net of fees and expenses					289,800							289,800
Proceeds from the sale of common stock, net of fees and expenses, shares		4,731
Stock options issued to directors and employees as compensation					1,287,427							1,287,427
Common stock issued for services					116,766							116,766
Common stock issued for services, shares		2,750
Balances, value at Sep. 30, 2022		$ 60			48,303,662			(47,016,498)				1,287,224
Balance, shares at Sep. 30, 2022		608,298
Balances, value at Dec. 31, 2021	$ 1	$ 60	$ 1,193	(1)	46,201,642	46,200,509	(6,239,937)	(38,891,022)	(38,891,022)	(6,239,937)		7,310,680	7,310,680
Balance, shares at Dec. 31, 2021	1,200,000	596,457	11,929,147
Beginning balance, value at Dec. 31, 2021											(88,533)
Net income							(9,500,148)		(10,892,511)	(9,500,148)	1,684,407	(10,892,511)	(10,892,511)
Contributions by parent company				7,444,051						7,444,051
Member capital distribution											(1,842,353)
Common stock issued to directors and employees			$ 9			484,798							484,807
Common stock issued to directors and employees, shares			87,194
Proceeds from the sale of common stock, net of fees and expenses			$ 9			289,791							289,800
Proceeds from the sale of common stock, net of fees and expenses, shares			94,623
Stock options issued to directors and employees as compensation						1,616,401							1,616,401
Common stock issued for services			$ 6			123,205							$ 123,211
Common stock issued for services, shares			61,250
Proceeds from unit purchase option exercise, shares
Warrants issued with notes payable						90,000							$ 9
Balances, value at Dec. 31, 2022	$ 1	$ 61	$ 1,217	7,444,050	48,805,860	48,804,704	(15,740,085)	(49,783,533)	(49,783,533)	(8,296,034)		(977,612)	(977,612)
Balance, shares at Dec. 31, 2022	1,200,000	608,611	12,172,214
Ending balance, value at Dec. 31, 2022											(246,479)
Balances, value at Jun. 30, 2022		$ 60			47,823,240			(44,466,875)				3,356,425
Balance, shares at Jun. 30, 2022		606,514
Beginning balance, value at Jun. 30, 2022											(100,147)
Net income								(2,549,623)				(2,549,623)
Common stock issued to directors and employees					79,479							79,479
Common stock issued to directors and employees, shares		1,784
Proceeds from the sale of common stock, net of fees and expenses					(25,200)							(25,200)
Proceeds from the sale of common stock, net of fees and expenses, shares
Stock options issued to directors and employees as compensation					426,143							426,143
Balances, value at Sep. 30, 2022		$ 60			48,303,662			(47,016,498)				1,287,224
Balance, shares at Sep. 30, 2022		608,298
Balances, value at Dec. 31, 2022	$ 1	$ 61	$ 1,217	7,444,050	48,805,860	48,804,704	(15,740,085)	(49,783,533)	(49,783,533)	(8,296,034)		(977,612)	(977,612)
Balance, shares at Dec. 31, 2022	1,200,000	608,611	12,172,214
Beginning balance, value at Dec. 31, 2022											(246,479)
Net income											661,341
Member capital distribution											(573,503)
Balances, value at Jun. 30, 2023		$ 83			52,869,346			(54,574,923)				(1,705,494)
Balance, shares at Jun. 30, 2023		826,886
Ending balance, value at Jun. 30, 2023											(158,641)
Balances, value at Dec. 31, 2022	$ 1	$ 61	$ 1,217	7,444,050	48,805,860	$ 48,804,704	(15,740,085)	(49,783,533)	$ (49,783,533)	(8,296,034)		(977,612)	$ (977,612)
Balance, shares at Dec. 31, 2022	1,200,000	608,611	12,172,214
Beginning balance, value at Dec. 31, 2022											(246,479)
Net income							(713,501)	(6,039,830)		(713,501)		(6,039,830)
Contributions by parent company				153,135						153,135
Common stock issued to directors and employees					54,235							54,235
Common stock issued to directors and employees, shares		3,994
Proceeds from the sale of common stock, net of fees and expenses		$ 177			5,724,823							5,725,000
Proceeds from the sale of common stock, net of fees and expenses, shares		1,771,500
Stock options issued to directors and employees as compensation					904,305							904,305
Common stock issued for services		$ 2			255,422							255,424
Common stock issued for services, shares		25,817
Common stock issued for liability settlement		$ 2			65,196							65,198
Common stock issued for liability settlement, shares		16,250
Warrants exercised		$ 4			(4)
Warrants exercised, shares		43,985
Rounding for reverse split
Rounding for reverse split, shares		135
Common stock issued with notes payable		$ 1			56,313							56,314
Common stock issued with notes payable, shares		4,167
Proceeds from unit purchase option exercise					2,375							$ 2,375
Proceeds from unit purchase option exercise, shares		297										297
Warrants issued with notes payable					327,390							$ 327,390
Balances, value at Sep. 30, 2023	$ 1	$ 247		7,597,185	56,195,915		(16,453,586)	(55,823,363)		(8,856,400)		372,799
Balance, shares at Sep. 30, 2023	1,200,000	2,474,756
Balances, value at Jun. 30, 2023		$ 83			52,869,346			(54,574,923)				(1,705,494)
Balance, shares at Jun. 30, 2023		826,886
Beginning balance, value at Jun. 30, 2023											$ (158,641)
Net income								(1,248,440)				(1,248,440)
Common stock issued to directors and employees					2,670							2,670
Common stock issued to directors and employees, shares
Proceeds from the sale of common stock, net of fees and expenses		$ 158			2,995,903							2,996,061
Proceeds from the sale of common stock, net of fees and expenses, shares		1,587,500
Stock options issued to directors and employees as compensation					251,555							251,555
Common stock issued for services					11,249							11,249
Common stock issued for services, shares
Common stock issued for liability settlement		$ 2			65,196							65,198
Common stock issued for liability settlement, shares		16,250
Warrants exercised		$ 4			(4)
Warrants exercised, shares		43,985
Rounding for reverse split
Rounding for reverse split, shares		135
Balances, value at Sep. 30, 2023	$ 1	$ 247		$ 7,597,185	$ 56,195,915		$ (16,453,586)	$ (55,823,363)		$ (8,856,400)		$ 372,799
Balance, shares at Sep. 30, 2023	1,200,000	2,474,756